Employee Benefit Plans and Other Postretirement Plans	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans and Other Postretirement Plans
Employee Benefit Plans and Other Postretirement Benefits

Including plans acquired in the acquisition of Boise Inc., PCA has defined pension benefit plans for both salaried and hourly employees. The plans covering salaried employees are closed to new entrants with only certain current active participants still accruing benefits. The plans covering certain hourly employees are closed to new participants. We also have a Supplemental Executive Retirement Plan (SERP) and other nonqualified defined benefit pension plans that provide unfunded supplemental retirement benefits to certain of our executives and former executives. The SERP provides for incremental pension benefits in excess of those offered in our principal pension plans.

In connection with the acquisition of Boise Inc., we recorded a $67.8 million liability equal to the net underfunded status of the acquired defined benefit plans. The majority of the Boise pension benefit plans acquired are frozen; with only about 300 hourly employees continuing to accrue benefits. When frozen, the pension benefit for salaried employees was based primarily on the employees' years of service and highest five-year average compensation. The benefit for hourly employees is generally based on a fixed amount per year of service.

Other Postretirement Benefits

PCA provides postretirement medical benefits for salaried employees and postretirement medical and life insurance benefits for certain hourly employees. For salaried employees, the plan covers employees retiring from PCA on or after attaining age 58 who have had at least 10 years of full-time service with PCA after attaining age 48. For hourly employees, the postretirement medical and life insurance coverage, where applicable, is available according to the eligibility provisions contained in the applicable collective bargaining agreement in effect at the employee’s work location.

Obligations and Funded Status of Defined Benefit Pension and Other Postretirement Benefits Plans

The funded status of PCA's plans change from year to year based on the plan asset investment return, contributions, benefit payments, and the discount rate used to measure the liability. The following table, which includes only company-sponsored defined benefit and other postretirement benefit plans, reconciles the beginning and ending balances of the projected benefit obligation and the fair value of plan assets. We recognize the unfunded status of these plans on the Consolidated Balance Sheets, and we recognize changes in funded status in the year changes occur through the Consolidated Statements of Comprehensive Income (dollars in thousands):

	Pension Plans		Postretirement Plans
	Year Ended December 31		Year Ended December 31
	2013	2012	2013	2012
Change in Benefit Obligation
Benefit obligation at beginning of period	$378,714	$314,155	$31,806	$25,937
Service cost	24,460	22,424	2,061	1,856
Interest cost	21,488	14,800	1,248	1,241
Plan amendments (a)	13,785	2,271	—	2,266
Actuarial (gain) loss (b)	(53,451)	29,338	(7,797)	1,698
Acquisitions	553,969	—	226	—
Participant contributions	—	—	1,239	1,055
Benefits paid	(9,149)	(4,274)	(2,528)	(2,247)
Benefit obligation at plan year end	$929,816	$378,714	$26,255	$31,806
Accumulated benefit obligation portion of above	$884,016	$341,729

Change in Fair Value of Plan Assets
Plan assets at fair value at beginning of period	$238,359	$185,122	$—	$—
Acquisitions	486,171	—	—	—
Actual return on plan assets	26,555	21,527	—	—
Company contributions	30,146	35,984	1,289	1,192
Participant contributions	—	—	1,239	1,055
Benefits paid	(9,149)	(4,274)	(2,528)	(2,247)
Fair value of plan assets at plan year end	$772,082	$238,359	$—	$—

Underfunded status	$(157,734)	$(140,355)	$(26,255)	$(31,806)

Amounts Recognized in Statement of Financial Position
Current liabilities	$(832)	$(6,290)	$(1,231)	$(1,333)
Noncurrent liabilities	(156,902)	(134,065)	(25,024)	(30,473)
Accrued benefit recognized at December 31	$(157,734)	$(140,355)	$(26,255)	$(31,806)
Amounts Recognized in Accumulated Other Comprehensive (Income) Loss (Pre-Tax)
Prior service cost	$31,577	$34,921	$72	$(353)
Actuarial loss	26,742	90,057	1,472	9,759
Total	$58,319	$124,978	$1,544	$9,406
___________

(a)
In 2013, the United Steel Workers (USW) ratified a master labor agreement with PCA under which certain USW-represented employees will have their pension accruals frozen under PCA's hourly pension plan, resulting in most of the $13.8 million increase in benefit obligations.

(b)	The actuarial gain in 2013 is due primarily to an increase in the weighted average discount rate, while the discount rate decreased in 2012.

Components of Net Periodic Benefit Cost and Other Comprehensive (Income) Loss

The components of net periodic benefit cost and other comprehensive (income) loss (pretax) are as follows (dollars in thousands):

	Pension Plans			Postretirement Plans
	Year Ended December 31			Year Ended December 31
	2013	2012	2011	2013	2012	2011
Service cost	$24,460	$22,424	$19,808	$2,061	$1,856	$1,599
Interest cost	21,488	14,800	13,473	1,248	1,241	1,189
Expected return on plan assets	(21,345)	(12,108)	(13,544)	—	—	—
Net amortization of unrecognized amounts
Prior service cost	6,222	5,993	5,782	(426)	(419)	(416)
Actuarial loss	4,662	4,916	411	490	452	449
Curtailment loss (a)	10,908	—	—	—	—	—
Net periodic benefit cost	$46,395	$36,025	$25,930	$3,373	$3,130	$2,821

Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Actuarial net (gain) loss	$(58,652)	$19,919	$49,675	$(7,798)	$1,698	$754
Prior service credit	13,785	2,270	1,827	—	17	—
Amortization of actuarial loss	(4,662)	(4,916)	(411)	(490)	(452)	(449)
Amortization of prior service cost	(17,130)	(5,993)	(5,782)	426	419	416
Total recognized in other comprehensive (income) loss (b)	(66,659)	11,280	45,309	(7,862)	1,682	721
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$(20,264)	$47,305	$71,239	$(4,489)	$4,812	$3,542
___________

(a)
PCA recognized curtailment losses in "Other expense, net" in the Consolidated Statements of Income for recent USW negotiations, resulting in the bifurcation of the active USW population between those grandfathered in the current formula (with continued accruals) and non-grandfathered in the current formula (frozen benefits at the contract date).

(b)
Accumulated losses in excess of 10% of the greater of the projected benefit obligation or the market-related value of assets will be recognized on a straight-line basis over the average remaining service period of active employees, which is between seven to ten years, to the extent that losses are not offset by gains in subsequent years. The estimated net loss and prior service cost that will be amortized from "Accumulated other comprehensive income (loss)" into pension expense in 2014 is $7.1 million.

Some of our defined benefit plans have accumulated benefit obligations which are less than the fair value of plan assets. The accumulated benefit obligations for the plans with obligations in excess of plan assets, is $798 million.

Assumptions

The following table presents the assumptions used in the measurement of our benefits obligations:

	Pension Plans			Postretirement Plans
	December 31			December 31
	2013	2012	2011	2013	2012	2011
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31
Discount rate	5.00%	4.25%	4.75%	4.85%	4.00%	4.50%
Rate of compensation increase	4.00%	4.00%	4.00%	N/A	N/A	N/A
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for the Years Ended December 31
Discount rate	4.57%	4.75%	5.50%	4.00%	4.50%	5.25%
Expected return on plan assets	6.53%	6.15%	7.75%	N/A	N/A	N/A
Rate of compensation increase	4.00%	4.00%	4.00%	N/A	N/A	N/A

Discount Rate Assumption. The discount rate reflects the current rate at which the pension obligations could be settled on the measurement date: December 31. The discount rate assumption used to calculate the present value of pension and postretirement benefit obligations reflects the rates available on high-quality, fixed-income debt instruments on December 31. In all periods, the bonds included in the models reflect anticipated investments that would be made to match the expected monthly benefit payments over time. The plans' projected cash flows were duration-matched to these models to develop an appropriate discount rate. The discount rate PCA will use in 2014 to calculate the net periodic pension benefit and postretirement benefit cost is 5.00% and 4.85%, respectively.

Asset Return Assumption. The expected return on plan assets reflects the expected long-term rates of return for the categories of investments currently held in the plan as well as anticipated returns for additional contributions made in the future. The expected long-term rate of return is adjusted when there are fundamental changes in expected returns on the plan investments. The weighted-average expected return on plan assets we will use in our calculation of 2014 net periodic pension benefit cost is 6.69%.

Rate of Compensation Increase. The rate of compensation increase is determined by PCA based upon annual reviews. The compensation increase assumption is not applicable for all plans as many of our pension plans are frozen and not accruing benefits.

Health Care Cost Trend Rate Assumptions. PCA assumed health care cost trend rates for its postretirement benefits plans were as follows:

	2013	2012	2011
Health care cost trend rate assumed for next year	7.75%	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.50%
Year that the rate reaches the ultimate trend rate	2020	2020	2016

Postretirement Health Care Plan Assumptions. For postretirement health care plan accounting, PCA reviews external data and its own historical trends for health care costs to determine the health care cost trend rate assumption.

A one-percentage point change in assumed health care cost trend rates would have the following effects on the 2013 postretirement benefit obligation and the 2013 net post retirement benefit cost (in thousands):

	1-Percentage Point Increase	1-Percentage Point Decrease
Effect on postretirement benefit obligation	$540	$(483)
Effect on net postretirement benefit cost	52	(45)

Investment Policies and Strategies

PCA has retained the services of professional advisors to oversee pension investments and provide recommendations regarding investment strategy. PCA’s overall strategy and related apportionments between equity and debt securities may change from time to time based on market conditions, external economic factors, and the funded status of the plans. The general investment objective for all of our plan assets is to optimize growth of the pension plan trust assets, while minimizing the risk of significant losses to enable the plans to satisfy their benefit payment obligations over time. The objectives take into account the long-term nature of the benefit obligations, the liquidity needs of the plans, and the expected risk/return trade-offs of the asset classes in which the plans may choose to invest. Pension plans’ assets were invested in the following classes of securities at December 31, 2013 and 2012:

	Percentage of Fair Value
	2013	2012
Debt securities	52%	61%
International equity securities	25	20
U.S. equity securities	21	16
Real estate securities	1	3
Other	1%	—%

At December 31, 2013, the targeted investment allocations differed between the acquired Boise plans and PCA's historical plans based on funded status. At December 31, 2013, PCA's historical plans, which comprised $283.1 million of the fair value of plan assets, targeted 34% invested in equities, 62% invested in bonds, and 4% in other, whereas the Boise plans, which comprised $489.0 million of the total fair value of plan assets, targeted 50% in equities and 50% in bonds. The pension assets we acquired with the acquisition of Boise are invested more heavily in equities than our plans have historically been invested, which increased the percentage of fair value invested in equities in 2013, compared with 2012.

Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility risk, all of which are subject to change. Due to the level of risk associated with some investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term, and such changes could materially affect the reported amounts.

Fair Value Measurements of Plan Assets

The following tables set forth, by level within the fair value hierarchy, discussed in Note 2, Summary of Significant Accounting Policies, the pension plan assets, by major asset category, at fair value at December 31, 2013 and 2012 (dollars in thousands):

	Fair Value Measurements at December 31, 2013
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments (a)	$—	$1,858	$—	$1,858
Mutual funds (b):
U.S. large value	19,453	—	—	19,453
U.S. large growth	17,217	—	—	17,217
U.S. mid-cap value	3,135	—	—	3,135
U.S. mid-cap growth	6,781	—	—	6,781
Foreign large blend	45,159	—	—	45,159
Diversified emerging markets	8,005	—	—	8,005
Real estate	7,469	—	—	7,469
Fixed income	54,366	—	—	54,366
Common/collective trust funds (a):
U.S. large-cap equity blend	—	87,862	—	87,862
U.S. small and mid-cap equity blend	—	19,577	—	19,577
Foreign large blend	—	126,653	—	126,653
Diversified emerging markets	—	9,211	—	9,211
Government bonds	—	35,603	—	35,603
Corporate bonds	—	77,256	—	77,256
U.S. small blend	—	6,777	—	6,777
Fixed income	—	234,445	—	234,445
Private equity securities (c)	—	—	9,904	9,904
Total securities at fair value	$161,585	$599,242	$9,904	$770,731
Receivables and accrued expenses				1,351
Total fair value of plan assets				$772,082

	Fair Value Measurements at December 31, 2012
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments (a)	$—	$394	$—	$394
Mutual funds (b):
U.S. large value	15,021	—	—	15,021
U.S. large growth	12,029	—	—	12,029
U.S. mid-cap value	2,481	—	—	2,481
U.S. mid-cap growth	4,734	—	—	4,734
Foreign large blend	39,204	—	—	39,204
Diversified emerging markets	7,722	—	—	7,722
Real estate	6,881	—	—	6,881
Fixed income	48,699	—	—	48,699
Common/collective trust funds (a):
Government bonds	—	29,644	—	29,644
Corporate bonds	—	66,517	—	66,517
U.S. small blend	—	5,033	—	5,033
Total fair value of plan assets	$136,771	$101,588	$—	$238,359
 ____________

(a)
Investments in common/collective trust funds valued using NAV provided by the administrator of the funds. We use NAV as a practical expedient to fair value. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of units outstanding. While the underlying assets are actively traded on an exchange, the funds are not. There are currently no redemption restrictions on these investments. There are certain funds with one-day redeemable notice.

(b)	Investments in mutual funds valued at quoted market values on the last business day of the fiscal year.

(c)
Investments in this category are invested in the Pantheon Global Secondary Fund IV, LP. The fund specializes in investments in the private equity secondary market and occasionally directly in private companies to maximize capital growth. Fund investments are carried at fair value as determined quarterly using the market approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position, and operating results, among other factors. In circumstances where fair values are not provided with respect to any of the company's fund investments, the investment advisor will seek to determine the fair value of such investments based on information provided by the general partners or managers of such funds or from other sources. Audited financial statements are provided by fund management annually. Notwithstanding the above, the variety of valuation bases adopted and quality of management data of the ultimate underlying investee companies means that there are inherent difficulties in determining the value of the investments. Amounts realized on the sale of these investments may differ from the calculated values. Boise had originally committed to a $15.0 million investment, with $6.2 million of the commitment unfunded at December 31, 2013.

The following table sets forth a summary of changes in the fair value of the pension plans' Level 3 assets for the year ended December 31, 2013 (dollars in thousands):

2013
Balance, beginning of year	$—
Acquisitions	8,479
Purchases	975
Sales	—
Unrealized gain	450
Balance, end of year	$9,904

Funding and Cash Flows

PCA makes pension plan contributions that are sufficient to fund its actuarially determined costs, generally equal to the minimum amounts required by the Employee Retirement Income Security Act (ERISA). From time to time, PCA may make discretionary contributions based on the funded status of the plans, tax deductibility, income from operations, and other factors. In 2013, we contributed $30.1 million to our plans, which exceeded our 2013 minimum pension contribution requirements. We expect to contribute at least the required minimum currently estimated to be approximately $5.0 million in 2014.

The following are estimated benefit payments to be paid to current plan participants by year (dollars in thousands). Qualified pension benefit payments are paid from plan assets, while nonqualified pension benefit payments are paid by the Company.

	Pension Plans	Postretirement Plans
2014	$30,551	$1,231
2015	34,304	1,287
2016	38,027	1,369
2017	42,020	1,523
2018	45,759	1,665
2019 - 2023	281,889	10,150

Defined Contribution Plans

Some of our employees participate in contributory defined contribution savings plans, available to most of our salaried and hourly employees. The defined contribution plans permit participants to make contributions by salary reduction pursuant to Section 401(k) of the Code. PCA made employer-matching contributions of $15.0 million, $10.8 million, and $10.4 million in 2013, 2012, and 2011. The increase in contributions in 2013, compared with the prior periods, relates primarily to the additional participants added in the Boise acquisition. Company matching contributions to full-time salaried employees are made in company stock, through our Employee Stock Ownership Plan (ESOP). All other matching contributions are in cash. We expense employer matching contributions and charge dividends on shares held by the ESOP to retained earnings. Shares of company stock held by the ESOP are included in basic shares for earnings-per-share computations. At both December 31, 2013 and 2012, the ESOP held 2.1 million shares of company stock.

Salaried and certain hourly employees that are not participating in a PCA sponsored defined benefit pension plan receive a service-related company retirement contribution to their defined contribution plan account in addition to any employer matching contribution. This contribution increases with years of service and ranges from 3% to 5% of base pay. We expensed $5.3 million, $4.3 million, and $3.9 million for this retirement contribution during the years ended December 31, 2013, 2012, and 2011, respectively.

Deferred Compensation Plans

Key managers can elect to participate in a deferred compensation plan. The deferred compensation plan is unfunded; therefore, benefits are paid from our general assets. At December 31, 2013 and 2012, we had $12.0 million and $3.4 million, respectively, of liabilities attributable to participation in our deferred compensation plan on our Consolidated Balance Sheets. The $8.6 million increase in liabilities relates primarily to the $7.9 million of deferred compensation liabilities assumed in the Boise Acquisition.